FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 0	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 0	$ 0	$ 0